CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Statement of Income Captions [Line Items]
NET INCOME	$ 845,331	$ 1,269,926	$ 2,897,564
Foreign currency translation gain (loss)	(824,343)	(1,220,142)	476,007
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(517,937)	(312,477)	2,041,201
PARENT COMPANY
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	8,652	477,689	595,513
NET INCOME	8,652	477,689	595,513
Foreign currency translation gain (loss)	(526,589)	(790,166)	212,841
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(517,937)	(312,477)	808,354
PARENT COMPANY | As Originally Reported
Condensed Statement of Income Captions [Line Items]
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	8,652	477,689	595,513
PARENT COMPANY | Adjustment
Condensed Statement of Income Captions [Line Items]
Foreign currency translation gain (loss)	(526,589)	(790,166)	212,841
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (526,589)	$ (790,166)	$ 212,841